[Flag logo omitted]

                                  CASH RESERVE
                           PRIME SHARES [LOGO OMITTED]

                               Semi-Annual Report
                               September 30, 2000

FUND FEATURES
--------------------------------------------------------------------------------
o  DAILY DIVIDENDS
   The Fund declares dividends daily and distributes them monthly in the form of additional shares, unless you have elected to have dividends paid in cash.

o  SEEKS A CONSTANT NET ASSET VALUE
   The Fund will attempt to maintain a constant net asset value of $1.00 per share and has done so since its inception. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. An investment in a money market fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

o  MINIMUM INVESTMENT
   The minimum initial investment is $2,000. Subsequent investments may be $100 or more.

LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------
     We are pleased to report on the progress of your Fund for the six months ended September 30, 2000.

MARKET ACTIVITY
     TWO MAJOR FACTORS IMPACTED THE MONEY MARKETS OVER THE SEMI-ANNUAL PERIOD -- ONGOING STRENGTH OF THE US ECONOMY AND THE ACTIONS OF THE FEDERAL RESERVE BOARD. THESE FACTORS COMBINED TO PUSH YIELDS ON SHORT-TERM MONEY MARKET SECURITIES SIGNIFICANTLY HIGHER.

     o The US economy continued to expand, causing concern that inflation may be imminent and that the Federal Reserve Board may continue its tightening cycle.

     o In fact, the Federal Reserve Board followed up its three 1999 interest rate hikes and two first quarter 2000 rate hikes with another increase on May 16th, bringing the total increase to 1.75%. Since then, the Federal Reserve Board has chosen not to raise interest rates, primarily based on signs that the economy may be slowing. On September 30, 2000, the targeted federal funds rate stood at 6.50%.

INVESTMENT REVIEW
     We continue to manage the Fund conservatively, seeking to maintain high portfolio quality, adjusting weighted average maturities in response to market conditions, and strictly limiting exposure to any particular issuer. Evidence of our insistence on these unusually high investment standards can be found in Standard & Poor's (S&P) rating of the portfolio of which Flag Cash Reserve Prime Shares are Classes. The portfolio has received a "AAAm" rating*. This rating is the highest that S&P awards to money market funds.

PERFORMANCE
--------------------------------------------------------------------------------
  7-DAY CURRENT YIELD AS OF 9/30/00
-----------------------------------
  Flag Cash Reserve Prime Shares-- Class A                                 6.08%
  iMoneyNet-First Tier Retail Money Funds Average                          5.91%
--------------------------------------------------------------------------------
PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. Yields will fluctuate.
Money Fund Report Averages, a service of iMoneyNet, Inc., are averages for categories of similar money market funds. Averages do not reflect expenses, which have been deducted from the Fund's yield.
* Ratings are subject to change and do not remove market risk.

LETTER TO SHAREHOLDERS (CONCLUDED)
--------------------------------------------------------------------------------

     Our strategy in this Fund continued to be concentrated on investing in high quality issues. As of September 30, 2000, 62% of the Series was invested in securities rated A1+/P1 and 38% in securities rated A1/P1, by S&P and Moody's.

     The Series' performance can be attributed to the "barbell" strategy we instituted toward the end of 1999 and maintained throughout this semi-annual period. By combining a high percentage of floating rate notes, longer-dated securities, and short-term paper, we were able not only to take advantage of the steep yield curve but also to capture the higher yields that became available each time the Federal Reserve Board increased interest rates.

     As of September 30, 2000, 64.2% of the Series was invested in US commercial paper, 20.3% in corporate floating rate securities, 8.8% in euro time deposits, 1.8% in Yankee certificates of deposit, 1.8% in euro-dollar certificates of deposit, 2.0% in US certificates of deposit, 0.1% in US medium-term notes, 0.1% in interest-bearing commercial paper, and 0.9% in cash.

LOOKING AHEAD
     Going forward, we expect the "soft landing" scenario -- slower economic growth without inflation -- to play out. While the Federal Reserve Board seems to be on hold for now, the larger question for them may be whether or not this slowdown is temporary or if it is a longer lasting downturn. One key indicator to monitor will be oil prices, as the current higher prices are noticeably diminishing consumer purchasing power and slowing demand in the economy.

     In the Fund, then, since we do not feel the Federal Reserve Board will move rates for the next few months, we intend to manage the portfolio with a slightly longer duration then we did during the semi-annual period just ended. Of course, we will carefully monitor the economic numbers and inflation data to see whether or not the economic slowdown is long-standing. We will also continue to seek to concentrate the portfolios in very high quality credits and maintain our conservative investment strategies and standards for the foreseeable future.

--------------------------------------------------------------------------------

     We continue to believe in the conservative approach that we apply to investing on behalf of the Fund and will continue to seek competitive yields, for our shareholders.

     As always, we appreciate your continued support.

     Sincerely,

     /S/SIGNATURE DARLENE M. RASEL

     Darlene M. Rasel
     Portfolio Manager
     September 30, 2000

FLAG INVESTORS CASH RESERVE PRIME SHARES
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (CONCLUDED)                           SEPTEMBER 30, 2000
(UNAUDITED)

                                                          RATING
                                                       -------------    PAR
PRIME SERIES (CONCLUDED)                               S&P   MOODY'S   (000)  MARKET VALUE
------------------------------------------------------------------------------------------
----------------------------
 COMMERCIAL  PAPER(A) -- 64.3%
----------------------------
AIRCRAFT & AEROSPACE -- 2.0%
  BAE Systems  Holdings Inc.:
   6.50%    11/20/00                                    A-1   P-1     $73,428 $ 72,778,366
   6.48%    12/11/00                                    A-1   P-1      48,570   47,958,018
                                                                              ------------
                                                                               120,736,384
                                                                              ------------
 ASSET BACKED COMMERCIAL PAPER-- 18.2%
 Asset Portfolio Funding Corporation:
   6.53%    10/16/00                                    A-1+  P-1      50,000   49,873,028
   6.70%    12/6/00                                     A-1+  P-1      40,000   39,516,111
 Bavaria TRR Corporation,
   6.52%    10/11/00                                    A-1   P-1      20,000   19,967,400
 Compass Securitization LLC:
   6.52%    10/10/00                                    A-1+  P-1      57,620   57,536,515
   6.55%    10/16/00                                    A-1+  P-1      12,600   12,567,905
   6.55%    10/18/00                                    A-1+  P-1      40,000   39,883,556
   6.52%    10/20/00                                    A-1+  P-1      14,261   14,214,509
   6.51%    11/10/00                                    A-1+  P-1      10,000   9,929,475
 Corporate Asset Funding Co., Inc.,
   6.50%    11/22/00                                    A-1+  P-1      50,000   49,539,583
 Corporate Receivables Corporation:
   6.56%    11/9/00                                     A-1+  P-1      30,000   29,792,267
   6.50%    11/21/00                                    A-1+  P-1      25,000   24,774,306
 Delaware Funding Corporation:
   6.57%    10/4/00                                     A-1+  P-1      40,000   39,985,400
   6.70%    10/4/00                                     A-1+  P-1      85,000   84,968,361
   6.50%    11/15/00                                    A-1+  P-1      30,000   29,761,667
 Moriarty Ltd.:
   6.56%    10/11/00                                    A-1+  P-1      25,000   24,959,000
   6.62%    1/24/01                                     A-1+  P-1      10,000   9,790,367
 Old Line Funding Corporation:
   6.51%    10/25/00                                    A-1+  P-1      33,641   33,501,081
   6.51%    10/26/00                                    A-1+  P-1      30,000   29,869,800
 Receivables Capital Corporation:
   6.51%    11/14/00                                    A-1+  P-1      20,000   19,844,483
   6.50%    11/17/00                                    A-1+  P-1      33,000   32,725,917
 Sheffield Receivables Corporation:
   6.51%    10/10/00                                    A-1+  P-1      50,000   49,927,667
   6.51%    10/17/00                                    A-1+  P-1      12,100   12,067,179
   6.52%    10/20/00                                    A-1+  P-1      30,000   29,902,200
   6.51%    10/23/00                                    A-1+  P-1      39,500   39,349,999
   6.50%    11/20/00                                    A-1+  P-1      40,000   39,646,111
   6.63%    1/8/01                                      A-1+  P-1      57,800   56,756,806
   6.50%    3/2/01                                      A-1+  P-1      10,000   9,727,361

FLAG INVESTORS CASH RESERVE PRIME SHARES
--------------------------------------------------------------------------------

                                                          RATING
                                                       -------------    PAR
PRIME SERIES (CONCLUDED)                               S&P   MOODY'S   (000)  MARKET VALUE
------------------------------------------------------------------------------------------
--------------------------------
 COMMERCIAL PAPER (CONTINUED)
--------------------------------
 ASSET BACKED COMMERCIAL PAPER (CONTINUED)
 Tulip Funding Corporation:
   6.55%    10/10/00                                    A-1+  P-1     $35,000  $   34,949,056
   6.52%    10/11/00                                    A-1+  P-1      25,000      24,959,250
   6.55%    10/25/00                                    A-1+  P-1      40,000      39,832,611
   6.53%    10/30/00                                    A-1+  P-1      25,000      24,873,028
   6.52%    11/27/00                                    A-1+  P-1      45,000      44,543,600
 Windmill Funding Corporation:
   6.54%    10/19/00                                    A-1+  P-1      30,000      29,907,350
   6.52%    10/20/00                                    A-1+  P-1      30,000      29,902,200
                                                                               --------------
                                                                                1,119,345,149
                                                                               --------------
 AUTOMOBILES & TRUCKS-- 1.8%
 American Honda Finance Corporation,
   6.49%    11/20/00                                    A-1+  P-1      30,000      29,734,992
 General Motors Acceptance Corporation,
   6.51%    1/10/01                                     A-1   P-1      24,175      23,737,835
 Toyota Motor Credit Corporation:
   6.53%    10/20/00                                    A-1+  P-1      30,000      29,902,050
   6.48%    11/22/00                                    A-1+  P-1      17,500      17,339,350
 Volkswagen of America,
   6.50%    11/27/00                                    A-1   P-1      12,500      12,373,611
                                                                               --------------
                                                                                  113,087,838
                                                                               --------------
 BANKS -- 0.7%
 Danske Bank Corporation,
   6.68%    11/13/00                                    A-1   P-1      16,000      15,875,307
 Santander Finance Inc.,
   6.53%    2/5/01                                      A-1   P-1      30,000      29,314,350
                                                                               --------------
                                                                                   45,189,657
                                                                               --------------
 BEVERAGES -- SOFT DRINKS -- 1.0%
 Coca Cola Enterprises Inc.:
   6.50%    11/21/00                                    A-1   P-1      40,000      39,638,889
   6.50%    12/14/00                                    A-1   P-1      25,000      24,670,486
                                                                               --------------
                                                                                   64,309,375
                                                                               --------------
 CONGLOMERATES-- 0.5%
 Honeywell International Inc.:
   6.50%    11/27/00                                    A-1   P-1      20,000      19,797,778
   6.47%    12/21/00                                    A-1   P-1      13,200      13,010,213
                                                                               --------------
                                                                                   32,807,991
                                                                               --------------
 COMPUTERS -- 0.8%
 Hewlett Packard Co.,
   6.50%    10/11/00                                    A-1+  P-1      48,000      47,922,000
                                                                               --------------

FLAG INVESTORS CASH RESERVE PRIME SHARES
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (CONCLUDED)                           SEPTEMBER 30, 2000
(UNAUDITED)

                                                          RATING
                                                       -------------    PAR
PRIME SERIES (CONCLUDED)                               S&P   MOODY'S   (000)  MARKET VALUE
------------------------------------------------------------------------------------------
-----------------------------
COMMERCIAL PAPER (CONTINUED)
-----------------------------
 CONSUMER PRODUCTS -- 2.7%
 Unilever Capital Corporation:
   6.52%    11/2/00                                     A-1   P-1     $40,000  $   39,775,422
   6.50%    11/3/00                                     A-1   P-1      70,000      69,595,556
   6.51%    11/3/00                                     A-1   P-1      60,000      59,652,800
                                                                               --------------
                                                                                  169,023,778
                                                                               --------------
 ELECTRICAL & ELECTRONICS -- 0.8%
 Invensys PLC,
   6.52%    11/9/00                                     A-1   P-2      20,000      19,862,356
 Motorola Inc.,
   6.55%    11/28/00                                    A-1   P-1      29,400      29,095,098
                                                                               --------------
                                                                                   48,957,454
                                                                               --------------
 FINANCE, CONSUMER-- 1.6%
 Associates First Capital Corporation:
   6.53%    1/19/01                                     A-1   P-1      17,000      16,663,886
   6.52%    2/23/01                                     A-1   P-1      20,000      19,478,400
 Citi Group Inc.,
   6.535%   11/14/00                                    A-1   P-1      40,000      39,687,772
 Fortis Funding LLC,
   6.51%    2/16/01                                     A-1+  P-1      20,800      20,284,697
                                                                               --------------
                                                                                   96,114,755
                                                                               --------------
 FINANCE, DIVERSIFIED-- 6.7%
 Associates Corporation of North America:
   6.53%    1/23/01                                     A-1   P-1      20,000      19,590,061
   6.53%    1/24/01                                     A-1   P-1      25,000      24,483,042
   6.53%    1/25/01                                     A-1   P-1      25,000      24,478,507
 Cregem North America, Inc.:
   6.54%    1/17/01                                     A-1   P-1      20,000      19,611,233
   6.54%    1/26/01                                     A-1   P-1      25,000      24,473,167
 General Electric Capital International Funding Inc.:
   6.54%    10/17/00                                    A-1+  P-1      24,000      23,934,600
   6.53%    1/25/01                                     A-1+  P-1       9,900       9,693,489
   6.52%    1/26/01                                     A-1+  P-1      25,000      24,474,778
   6.50%    2/13/01                                     A-1+  P-1      15,000      14,637,083
   6.51%    2/27/01                                     A-1+  P-1      45,000      43,795,650
 General Electric Capital Corporation:
   6.51%    10/27/00                                    A-1+  P-1      20,000      19,909,583
   6.52%    1/17/01                                     A-1+  P-1      40,000      39,224,844
   6.52%    1/26/01                                     A-1+  P-1      30,000      29,369,733
   6.50%    1/29/01                                     A-1+  P-1      40,000      39,140,556
   6.53%    2/8/01                                      A-1+  P-1      40,000      39,064,033
   6.49%    2/22/01                                     A-1+  P-1      15,000      14,613,304
                                                                               --------------
                                                                                  410,493,663
                                                                               --------------

FLAG INVESTORS CASH RESERVE PRIME SHARES
--------------------------------------------------------------------------------

                                                          RATING
                                                       -------------    PAR
PRIME SERIES (CONCLUDED)                               S&P   MOODY'S   (000)  MARKET VALUE
------------------------------------------------------------------------------------------
--------------------------------
 COMMERCIAL PAPER (CONTINUED)
--------------------------------
FINANCIAL SERVICES -- 3.2%
 Credit Suisse First Boston Inc.:
   6.56%    1/24/01                                     A-1+  P-1     $35,000  $   34,272,933
   6.50%    3/13/01                                     A-1+  P-1      40,000      38,830,000
 Goldman Sachs & Co.,
   6.56%    1/19/01                                     A-1+  P-1      40,000      39,205,511
 Salomon Smith Barney Holdings Inc.:
   6.54%    10/10/00                                    A-1   P-1      50,000      49,927,333
   6.50%    10/20/00                                    A-1   P-1      33,000      32,892,750
                                                                               --------------
                                                                                  195,128,527
                                                                               --------------
 FOODS -- 0.8%
 Diageo PLC,
   6.52%    1/17/01                                     A-1   P-1      50,000      49,031,056
                                                                               --------------
 HOLDING COMPANIES -- 2.0%
 Bank of America Corporation:
   6.26%    10/3/00                                     A-1   P-1      30,000      29,994,783
   6.68%    12/4/00                                     A-1   P-1      30,000      29,649,300
   6.57%    1/18/01                                     A-1   P-1      40,000      39,211,600
   6.50%    3/1/01                                      A-1   P-1      25,000      24,322,917
                                                                               --------------
                                                                                  123,178,600
                                                                               --------------
 INSURANCE, PROPERTY AND CASUALTY -- 5.6%
 Aegon Funding Corporation:
   6.70%    10/2/00                                     A-1+  P-1      70,000      70,000,000
   6.20%    12/1/00                                     A-1+  P-1      30,000      29,690,000
   6.52%    2/13/01                                     A-1+  P-1      30,000      29,271,933
 Prudential Funding Corporation,
   6.50%    10/10/00                                    A-1   P-1      50,000      49,927,778
 Teachers Insurance and Annuity Association of America:
   6.70%    10/2/00                                     A-1+  P-1      60,000      60,000,000
   6.61%    10/6/00                                     A-1+  P-1      30,000      29,977,967
 Transamerica Finance Corporation:
   6.53%    10/17/00                                    A-1   P-1      43,700      43,581,100
   6.50%    11/10/00                                    A-1   P-1      15,000      14,894,375
   6.50%    12/12/00                                    A-1   P-1      18,520      18,282,584
                                                                               --------------
                                                                                  345,625,737
                                                                               --------------
 MACHINERY & MACHINE TOOLS -- 0.4%
 Illinois Tool Works Inc.,
   6.47%    12/12/00                                    A-1+  P-1      25,000      24,680,993
                                                                               --------------

FLAG INVESTORS CASH RESERVE PRIME SHARES
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (CONCLUDED)                           SEPTEMBER 30, 2000
(UNAUDITED)

                                                          RATING
                                                       -------------    PAR
PRIME SERIES (CONCLUDED)                               S&P   MOODY'S   (000)  MARKET VALUE
------------------------------------------------------------------------------------------
-------------------------------
 COMMERCIAL PAPER (CONTINUED)
-------------------------------
 MINING -- 2.8%
 Rio Tinto America Inc.:
   6.50%    10/4/00                                     A-1+  P-1     $34,217  $   34,204,644
   6.51%    10/10/00                                    A-1+  P-1      30,000      29,956,600
   6.51%    11/6/00                                     A-1+  P-1      25,815      25,651,613
   6.51%    11/15/00                                    A-1+  P-1      50,000      49,602,167
   6.49%    11/22/00                                    A-1+  P-1      31,205      30,918,096
                                                                               --------------
                                                                                  170,333,120
                                                                               --------------
 PHARMACEUTICAL -- 1.6%
 Merck & Co., Inc.,
   6.68%    10/2/00                                     A-1+  P-1      15,007      15,007,000
 Pfizer, Inc.,
   6.48%    11/6/00                                     A-1+  P-1      25,000      24,842,500
 Pharmacia Corporation:
   6.50%    10/16/00                                    A-1   P-1      19,250      19,201,340
   6.50%    10/27/00                                    A-1   P-1      39,500      39,321,701
                                                                               --------------
                                                                                   98,372,541
                                                                               --------------
 PUBLISHING -- 0.1%
 Gannett Co., Inc.,
   6.49%    11/8/00                                     A-1+  P-1      6,200        6,158,644
                                                                               --------------
 TELEPHONE -- 9.3%
 Alcatel S.A.:
   6.55%    11/3/00                                     A-1   P-1      33,000      32,807,867
   6.61%    2/7/01                                      A-1   P-1      20,000      19,529,956
 AT & T Corporation:
   6.50%    1/25/01                                     A-1+  P-1      30,000      29,377,083
   6.51%    2/14/01                                     A-1+  P-1      30,000      29,267,625
 Bell Atlantic Financial Services Inc.,
   6.52%    10/11/00                                    A-1   P-1      30,000      29,951,100
 British Telecomunications PLC:
   6.27%    10/11/00                                    A-1+  P-1      20,000      19,968,650
   6.25%    10/12/00                                    A-1+  P-1      16,746      16,716,927
   6.71%    11/8/00                                     A-1+  P-1      17,000      16,882,761
   6.22%    12/4/00                                     A-1+  P-1      30,000      29,673,450
   6.52%    2/12/01                                     A-1+  P-1      20,000      19,518,244
 France Telecom S.A.:
   6.51%    10/12/00                                    A-1+  P-1      43,900      43,820,614
   6.49%    10/30/00                                    A-1+  P-1      54,200      53,926,410
   6.50%    11/9/00                                     A-1+  P-1      31,348      31,132,918
   6.52%    12/4/00                                     A-1+  P-1      35,000      34,600,650

FLAG INVESTORS CASH RESERVE PRIME SHARES
--------------------------------------------------------------------------------

                                                          RATING
                                                       -------------    PAR
PRIME SERIES (CONCLUDED)                               S&P   MOODY'S   (000)  MARKET VALUE
------------------------------------------------------------------------------------------
--------------------------------
 COMMERCIAL PAPER (CONTINUED)
--------------------------------
 TELEPHONE (CONTINUED)
 Verizon Global Funding:
   6.50%    10/6/00                                     A-1   P-1     $22,395  $   22,378,826
   6.50%    10/24/00                                    A-1   P-1      39,658      39,500,470
   6.49%    11/17/00                                    A-1   P-1      20,670      20,498,588
   6.49%    11/20/00                                    A-1   P-1      47,895      47,471,914
   6.49%    11/21/00                                    A-1   P-1      19,500      19,324,229
   6.49%    11/28/00                                    A-1   P-1      15,000      14,845,863
                                                                               --------------
                                                                                  571,194,145
                                                                               --------------
 UTILITIES-- 1.7%
 National Rural Utilities CFC:
   6.48%    11/29/00                                    A-1+  P-1      16,400      16,228,784
   6.22%    12/1/00                                     A-1+  P-1      25,000      24,740,833
   6.47%    3/14/01                                     A-1+  P-1      18,600      18,055,118
   6.45%    3/29/01                                     A-1+  P-1      48,000      46,469,200
                                                                               --------------
                                                                                  105,493,935
                                                                               --------------
 TOTAL COMMERCIAL PAPER (Amortized Cost $3,957,185,342)                         3,957,185,342
                                                                               --------------
 FLOATING RATE - NOTE -- 20.3%
 American Express Co.:
   6.582%   2/23/01                                     A-1   P-1      30,000      30,000,000
   6.59%    5/9/01                                      A-1   P-1      25,000      25,000,000
 Associates Corporation of North America:
  6.564%    1/12/01                                     A-1   P-1      30,000      29,998,174
  6.523%    3/16/01                                     A-1   P-1      65,000      64,978,353
 AT & T Corporation:
   6.56%    3/8/01                                      A-1+  P-1      60,000      59,994,985
   6.63%    6/14/01                                     A-1+  P-1      15,000      14,997,044
 Bank of America Corporation,
   6.73%    1/25/01                                     A-1   P-1      35,000      35,000,000
 Bayerishe Hypotheka Vereinsbank,
   6.537%   2/26/01                                     A-1+  P-1      50,000      49,990,145
 Bayerische Landesbank Girozentrale:
   6.585%   11/9/00                                     A-1+  P-1      40,000      39,998,892
   6.54%    2/28/01                                     A-1+  P-1      40,000      39,992,029
   6.541%   3/1/01                                      A-1+  P-1      40,000      39,991,961
 Chase Manhattan Corporation:
   7.002%   11/2/00                                     A-1   P-1      35,000      35,009,643
   6.94%    11/17/00                                    A-1   P-1      15,000      15,005,496
 Commerzbank A.G.:
   6.564%   4/20/01                                     A-1+  P-1      25,000      24,995,967
   6.571%   4/26/01                                     A-1+  P-1      25,000      24,995,852
 Compass Securitization LLC,
   6.603%   10/16/00                                    A-1+  P-1      25,000      24,999,858

FLAG INVESTORS CASH RESERVE PRIME SHARES
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (CONCLUDED)                           SEPTEMBER 30, 2000
(UNAUDITED)

                                                          RATING
                                                       -------------    PAR
PRIME SERIES (CONCLUDED)                               S&P   MOODY'S   (000)  MARKET VALUE
------------------------------------------------------------------------------------------
------------------------------------
 FLOATING RATE -- NOTE (CONTINUED)
------------------------------------
 Credit Agricole Indosuez S.A.,
  6.61%    11/8/00                                      A-1+  P-1     $35,000  $   34,999,965
 Credit Suisse First Boston, Inc.,
  6.68%    2/20/01                                      A-1+  P-1      30,000      29,998,854
 Federal National Mortgage Association:
  6.45%    11/17/00                                     A-1   P-1      10,000       9,998,630
  6.461%   11/22/00                                     A-1   P-1      15,000      14,998,328
 Ford Motor Credit Co.,
  6.64%    11/22/00                                     A-1   P-1      35,000      35,000,147
 Goldman Sachs Group, Inc.,
  6.898%   1/25/01                                      A-1+  P-1      40,000      40,022,924
 J.P. Morgan Securities, Inc.,
  6.613%   3/16/01                                      A-1   P-1      60,000      60,000,000
 John Deere B.V.,
  6.643%   10/20/00                                     A-1   P-1      15,000      15,002,329
 Merrill Lynch & Co. Inc.:
  7.03%     1/12/01                                     A-1   P-1      35,000      35,033,574
  6.603%    4/17/01                                     A-1   P-1      50,000      49,997,130
  6.603%    4/18/01                                     A-1   P-1      30,000      29,998,405
  6.81%     9/10/01                                     A-1   P-1      20,000      20,013,858
 Morgan Stanley Dean Witter & Co.:
  6.21%     12/18/00                                    A-1+  P-1      30,000      30,000,000
  6.775%    1/29/01                                     A-1+  P-1      55,000      55,000,000
  6.603%    3/16/01                                     A-1+  P-1      55,000      55,000,000
 National Rural Utilities CFC,
  6.62%     6/15/01                                     A-1+  P-1      13,000      13,000,000
 SBC Communications Inc.:
  6.661%    5/1/01                                      A-1+  P-1      30,000      30,000,000
  6.63%     5/15/01                                     A-1+  P-1      15,000      14,999,099
 Societe Generale,
  6.568%    1/19/01                                     A-1+  P-1      45,000      44,992,030
 West Deutsche Landesbank Girozentrale,
  6.542%    2/26/01                                     A-1+  P-1      55,000      54,989,159
 Westpac Banking Corporation,
  6.61%     9/13/01                                     A-1+  P-1      25,000      24,996,509
                                                                               --------------
 TOTAL FLOATING RATE - NOTE (Amortized Cost $1,252,989,340)                     1,252,989,340
                                                                               --------------
 CERTIFICATE OF DEPOSIT -- 2.0% Bank of America N.A.,
  6.67%     10/6/00                                     A-1+  P-1      20,000      20,000,000
  6.87%     1/19/01                                     A-1+  P-1      30,000      30,000,000
 First Union National Bank of N.C.,
  6.95%     10/23/00                                    A-1   P-1      31,000      31,000,000

FLAG INVESTORS CASH RESERVE PRIME SHARES
--------------------------------------------------------------------------------

                                                          RATING
                                                       -------------    PAR
PRIME SERIES (CONCLUDED)                               S&P   MOODY'S   (000)  MARKET VALUE
------------------------------------------------------------------------------------------
-----------------------------------------
 CERTIFICATE OF DEPOSIT -- (CONTINUED)
-----------------------------------------
 Suntrust Bank Inc.,
   6.64%    10/10/00                                    A-1   P-1     $40,000  $   40,000,000
                                                                               --------------
TOTAL CERTIFICATE OF DEPOSIT  (Amortized Cost $121,000,000)                       121,000,000
                                                                               --------------
EURO TIME DEPOSIT-CAYMAN-- 8.8%
 Banca Commerciale Italiana Spa,
   6.69%    1/29/01                                     A-1   P-1      25,000      25,000,000
 Banque Bruxelles Lambert,
   6.50%    10/6/00                                     A-1+  P-1      25,000      25,000,000
 Bayerishe Hypotheka Vereinsbank:
   6.75%    2/26/01                                     A-1+  P-1      45,000      45,000,000
   6.92%    3/26/01                                     A-1+  P-1      25,000      25,000,000
 Commerzbank A.G.,
   7.04%    11/20/00                                    A-1+  P-1      30,000      30,000,000
 Credit Agricole Indosuez S.A.,
   6.67%    10/13/00                                    A-1+  P-1      50,000      50,000,000
 Credit Commercial De France,
   6.70%    2/28/01                                     A-1   P-1      40,000      40,000,000
 Dexia Public Finance Bank S.A.,
   6.68%    11/3/00                                     A-1+  P-1      40,000      40,000,000
 First Union National Bank of N.C.,
   6.97%    10/26/00                                    A-1   P-1      25,000      25,000,000
 ING Bank N.V.,
   6.60%    12/7/00                                     A-1+  P-1      25,000      25,000,000
 Landesbank Baden Wurttemberg:
   6.68%    10/13/00                                    A-1+  P-1      50,000      50,000,000
   6.75%    2/28/01                                     A-1+  P-1      40,000      40,000,000
 Norddeutsche Landesbank Girozentrale,
   6.70%    1/19/01                                     A-1+  P-1      40,000      40,000,000
 Paribas SA,
   6.50%    10/6/00                                     A-1   P-1      40,000      40,000,000
 Suntrust Bank Inc.,
   6.625%   10/2/00                                     A-1   P-1      16,480      16,480,000
 Wells Fargo Bank
   6.71%    1/16/01                                     A-1+  P-1      25,000      25,000,000
                                                                               --------------
 TOTAL EURO TIME DEPOSIT-CAYMAN (Amortized Cost $541,480,000)                     541,480,000
                                                                               --------------
 FNMA -- 0.1%
 Federal National Mortgage Association,
   6.35%    2/2/01                                      A-1+  P-1       5,000       4,998,219
                                                                               --------------
 TOTAL FNMA (Amortized Cost $4,998,219)                                             4,998,219
                                                                               --------------

FLAG INVESTORS CASH RESERVE PRIME SHARES
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (CONCLUDED)                           SEPTEMBER 30, 2000
(UNAUDITED)

                                                          RATING
                                                       -------------    PAR
PRIME SERIES (CONCLUDED)                               S&P   MOODY'S   (000)  MARKET VALUE
------------------------------------------------------------------------------------------
----------------------------------------------
 EURODOLLAR CERTIFICATES OF DEPOSIT -- 1.8%
----------------------------------------------
 Bank Austria A.G.,
   6.69%    10/24/00                                    A-1+  P-1     $30,000  $   30,000,677
 Landesbank Baden Wurttemberg,
   6.65%    10/31/00                                    A-1+  P-1      30,000      30,000,000
 Norddeutsche Landesbank Girozentrale,
   6.82%    1/8/01                                      A-1+  P-1      25,000      25,001,323
 Svenska Handelsbanken Inc.,
   6.60%    12/29/00                                    A-1   P-1      25,000      25,000,601
                                                                               --------------
 TOTAL EURODOLLAR CERTIFICATES OF DEPOSIT
 (Amortized Cost $110,002,601)                                                    110,002,601
                                                                               --------------
 YANKEE CERTIFICATES OF DEPOSIT -- 1.8%
 Bank Austria A.G.,
   6.55%    2/1/01                                      A-1+  P-1      10,000       9,998,412
 Bank of Nova Scotia,
   6.742%   2/16/01                                     A-1   P-1      23,000      22,996,302
 BNP Paribas,
   6.70%    2/20/01                                     A-1   P-1      20,000      19,996,335
 Bayerishe Hypotheka Vereinsbank,
   6.77%    2/22/01                                     A-1+  P-1      20,000      19,996,285
 Commerzbank A.G.,
   6.70%    2/20/01                                     A-1+  P-1      15,000      14,997,252
 Svenska Handelsbanken Inc.,
   6.77%    3/21/01                                     A-1   P-1      25,000      24,995,583
                                                                               --------------
 TOTAL YANKEE CERTIFICATES OF DEPOSIT
 (Amortized Cost $112,980,169)                                                    112,980,169
                                                                               --------------
 TOTAL INVESTMENTS (Amortized Cost $6,100,635,671)               99.1%         $6,100,635,671
 OTHER ASSETS IN EXCESS OF LIABILITIES                            0.9              59,874,340
                                                                -----          --------------
 NET ASSETS                                                     100.0%         $6,160,510,011
                                                                =====          ==============



------------
a Most commercial paper is traded on a discount basis. In such cases, the interest rate shown represents the yield at time of purchase by the Fund.

MOODY'S RATINGS:
 P-1  Commercial paper bearing this designation is of the best quality.
 P-2 Commercial paper bearing this designation have a strong ability for repayment of senior short-term debt obligations.

S&P RATINGS:

 A-1  Commercial  paper  that has a strong  degree  of safety  regarding  timely
      payment.   Those  issues   determined   to  possess  very  strong   safety
      characteristics are denoted with a plus (+) sign.

A DETAILED DESCRIPTION OF THE ABOVE RATINGS CAN BE FOUND IN THE FUND'S STATEMENT
                           OF ADDITIONAL INFORMATION.

SEE NOTES TO FINANCIAL STATEMENTS.
12

FLAG INVESTORS CASH RESERVE PRIME SHARES
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
(UNAUDITED)

                                         FOR THE SIX
                                        MONTHS ENDED
PRIME SERIES                            SEPTEMBER 30,
--------------------------------------------------------------------------------
                                              2000

Assets:
Investments, at value                 $6,100,635,671
Receivable for securities sold            48,551,000
Receivable for capital shares sold         2,504,125
Interest receivable                       19,799,732
Prepaid expenses and other assets          1,021,506
                                      --------------
Total assets                           6,172,512,034
                                      --------------
Liabilities:
Payable for capital shares redeemed           12,150
Incomedividend payable                     7,976,585
Accrued expenses and other liabilities     4,013,288
                                      --------------
Total liabilities                         12,002,023
                                      --------------
Net assets                            $6,160,510,011
                                      --------------
Net Assets Consist of:
Paid-in capital                        6,160,403,240
Accumulated net investment income (loss)      95,209
Accumulated net realized gain (loss) on
investment transactions                       11,562
                                      --------------
Net assets                            $6,160,510,011
                                      ==============
Shares outstanding                    $6,160,400,569
                                      ==============
Net assets value                      $         1.00
                                      ==============



SEE NOTES TO FINANCIAL STATEMENTS.

FLAG INVESTORS CASH RESERVE PRIME SHARES
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)
(UNAUDITED)
                                                                  FOR THE SIX
                                                                 MONTHS ENDED
PRIME SERIES                                                     SEPTEMBER 30,
--------------------------------------------------------------------------------
                                                                      2000

Computation of Net Asset Value, Redemption Price and
   Offering Price per share:
Deutsche Banc Alex. Brown Cash Reserve Prime Shares
Net assets                                                       $5,582,133,030
                                                                 ==============
Shares Outstanding                                                5,582,035,613
                                                                 ==============
Net asset value                                                  $         1.00
                                                                 ==============
Deutsche Banc Alex. Brown Cash Reserve Prime Institutional
   Shares
Net assets                                                       $  511,680,955
                                                                 ==============
Shares Outstanding                                                  511,676,824
                                                                 ==============
Net asset value                                                  $         1.00
                                                                 ==============
Flag Investors Class A Shares
Net assets                                                       $   10,138,930
                                                                 ==============
Shares Outstanding                                                   10,138,366
                                                                 ==============
Net asset value                                                  $         1.00
                                                                 ==============
Flag Investors Class B Shares
Net assets                                                       $    4,281,153
                                                                 ==============
Shares Outstanding                                                    4,280,954
                                                                 ==============
Net asset value                                                  $         1.00
                                                                 ==============
Flag Investors Class C Shares
Net assets                                                       $      536,737
                                                                 ==============
Shares Outstanding                                                      536,929
                                                                 ==============
Net asset value                                                  $        1.00
                                                                 ==============
Quality Cash Reserve Shares

Net assets                                                       $   51,739,206
                                                                 ==============
Shares Outstanding                                                   51,731,883
                                                                 ==============
Net asset value                                                  $         1.00
                                                                 ==============


SEE NOTES TO FINANCIAL STATEMENTS.

FLAG INVESTORS CASH RESERVE PRIME SHARES
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
(UNAUDITED)
                                                        FOR THE SIX
                                                       MONTHS ENDED
PRIME SERIES                                           SEPTEMBER 30,
--------------------------------------------------------------------------------
                                                            2000

Investment Income:
Interest income                                        $196,690,888
                                                       ------------
Expenses:
Investment advisory fees                                  7,654,219
Distribution fees:
Deutsche Banc Alex. Brown Cash Reserve Prime              7,061,696
Flag Investors Class A Shares                                19,591
Flag Investors Class B Shares                                14,358
Flag Investors Class C Shares                                 1,393
Quality Cash Reserve Shares                                 188,826
Registration fees                                           235,793
Accounting fees                                              94,902
Professional fees                                            77,027
Transfer agent fees                                       1,854,563
Custodian fees                                              211,418
Directors' fees                                              81,565
Shareholder service fees                                  1,354,692
Miscellaneous                                               116,289
                                                       ------------
Total expenses                                           18,966,332
                                                       ------------
Net investment income                                   177,724,556
                                                       ------------
Net realized loss from securities transactions              (11,811)
                                                       ------------
Net increase in net assets resulting from operations   $177,712,745
                                                       ============



SEE NOTES TO FINANCIAL STATEMENTS.

FLAG INVESTORS CASH RESERVE PRIME SHARES
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                    FOR THE SIX       FOR THE
                                                    MONTHS ENDED     YEAR ENDED
PRIME SERIES                                        SEPTEMBER 30,     MARCH 31,
--------------------------------------------------------------------------------
                                                        20001             2000

Increase (Decrease) in Net Assets
Operations:

Net investment income                             $  177,724,556 $  233,249,832
Net realized gain (loss) from
securities transactions                                  (11,811)        23,373
                                                  -------------- --------------
Net increase in net assets resulting
from operations                                      177,712,745    233,273,205
                                                  -------------- --------------
Distributions to Shareholders From:
Net investment income:
Deutsche Banc Alex. Brown Cash
Reserve Prime Shares                                (158,839,177)  (204,114,790)
Deutsche Banc Alex. Brown Cash
Reserve Prime Institutional
Shares                                               (16,591,158)   (24,839,929)
Flag Investors Class A Shares                           (444,892)      (729,448)
Flag Investors Class B Shares                            (98,177)      (154,996)
Flag Investors Class C Shares                             (9,951)        (2,633)
Quality Cash Reserve Shares                           (1,741,354)    (3,408,016)
                                                  -------------- --------------
Total distributions                                 (177,724,709)  (233,249,812)
                                                  -------------- --------------
Capital Share Transactions, net                     (344,339,274) 2,291,071,504
                                                  -------------- --------------
Total increase (decrease) in net assets             (344,351,238) 2,291,094,897
Net Assets:
Beginning of period                                6,504,861,249  4,213,766,352
                                                  -------------- --------------
End of period                                     $6,160,510,011 $6,504,861,249
                                                  ============== ==============
------------
1 Unaudited.


SEE NOTES TO FINANCIAL STATEMENTS.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

FLAG INVESTORS CASH RESERVE PRIME SHARES
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS -- CLASS A SHARES
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                      FOR THE SIX
                                                                     MONTHS ENDED
                                                                     SEPTEMBER 30,        FOR THE YEARS ENDED MARCH 31,
----------------------------------------------------------------------------------------------------------------------------------
                                                                         20001                       2000               1999
Per Share Operating Performance:
Net asset value at beginning of period                               $      1.00                  $      1.00       $      1.00
                                                                     -----------                  -----------       -----------
Income from Investment Operations:
Net investment income                                                     0.0294                       0.0483            0.0474
Less Distributions:
Dividends from net investment income                                     (0.0294)                     (0.0483)          (0.0474)
                                                                     -----------                  -----------       -----------
Net asset value at end of period                                     $      1.00                  $      1.00       $      1.00
                                                                     ===========                  ===========       ===========
Total Return                                                                2.97%                        4.94%             4.85%
Ratios to Average Net Assets:
Expenses                                                                    0.64%2                       0.63%             0.63%
Net investment income                                                       5.87%2                       4.89%             4.67%
Supplemental Data:
Net assets at end of period                                          $10,138,930                  $16,214,395       $13,028,272
Number of shares outstanding at end of period                         10,138,366                   16,213,799        13,027,769

-------------
1 Unaudited.
2 Annualized.

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------



                                                         FOR THE YEARS ENDED MARCH 31,
-----------------------------------------------------------------------------------------------
                                                    1998             1997            1996
Per Share Operating Performance:
Net asset value at beginning of period           $     1.00        $     1.00     $     1.00
                                                 ----------        ----------     ----------
Income from Investment Operations:
Net investment income                                0.0494            0.0478         0.0524
Less Distributions:
Dividends from net investment income                (0.0494)          (0.0478)       (0.0524)
                                                 ----------        ----------     ----------
Net asset value at end of period                 $     1.00        $     1.00     $     1.00
                                                 ==========        ==========     ==========
Total Return                                           5.05%             4.88%          5.36%
Ratios to Average Net Assets:
Expenses                                               0.67%             0.63%          0.60%
Net investment income                                  4.94%             4.78%          5.25%
Supplemental Data:
Net assets at end of period                      $7,736,785        $6,521,574     $5,976,831
Number of shares outstanding at end of period     7,736,522         6,521,310      5,976,824

FLAG INVESTORS CASH RESERVE PRIME SHARES

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS -- CLASS B SHARES
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                      FOR THE SIX
                                                                     MONTHS ENDED
                                                                     SEPTEMBER 30,               FOR THE YEARS ENDED MARCH 31,
--------------------------------------------------------------------------------------------------------------------------------
                                                                         20001                          2000             1999
Per Share Operating Performance:
Net asset value at beginning of period                                $     1.00                 $     1.00        $     1.00
                                                                      ----------                 ----------        ----------
Income from Investment Operations:
Net investment income                                                     0.0256                     0.0406            0.0400
Less Distributions:
Dividends from net investments income                                    (0.0256)                   (0.0406)          (0.0400)
                                                                      ----------                 ----------        ----------
Net asset value at end of period                                      $     1.00                 $     1.00        $     1.00
                                                                      ==========                 ==========        ==========
Total Return                                                                2.59%                      4.14%             4.07%
Ratios to Average Net Assets:
Expenses                                                                    1.41%2                     1.38%             1.37%
Net investment income                                                       5.10%2                     4.14%             3.92%
Supplemental Data:
Net assets at end of period                                           $4,281,153                 $2,979,619        $2,355,863
Number of shares outstanding at end of period                          4,280,954                  2,979,496         2,355,780

-------------
1 Unaudited.
2 Annualized.
3 Commencement of operations

SEE NOTES TO FINANCIAL STATEMENTS.

FLAG INVESTORS CASH RESERVE PRIME SHARES
--------------------------------------------------------------------------------


                                                                                     FOR THE PERIOD
                                                                                     APRIL 3, 19953
                                                                                          THROUGH
                                                      FOR THE YEARS ENDED MARCH 31,       MARCH 31,
-----------------------------------------------------------------------------------------------------
                                                         1998              1997             1996
Per Share Operating Performance:
Net asset value at beginning of period                $   1.00           $   1.00         $  1.00
                                                      --------           --------         -------
Income from Investment Operations:
Net investment income                                   0.0418             0.0414          0.0361
Less Distributions:
Dividends from net investments income                  (0.0418)           (0.0414)        (0.0361)
                                                      --------           --------         -------
Net asset value at end of period                      $   1.00           $   1.00         $  1.00
                                                      ========           ========         =======
Total Return                                              4.27%              4.22%           3.69%
Ratios to Average Net Assets:
Expenses                                                  1.42%              1.38%           1.38%2
Net investment income                                     4.18%              4.14%           4.30%2
Supplemental Data:
Net assets at end of period                           $184,382           $227,098         $10,200
Number of shares outstanding at end of period          184,382            227,098          10,200


SEE NOTES TO FINANCIAL STATEMENTS.

FLAG INVESTORS CASH RESERVE PRIME SHARES
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS -- CLASS C SHARES
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                            FOR THE PERIOD
                                                           FOR THE SIX      JAN. 17, 20003
                                                          MONTHS ENDED         THROUGH
                                                          SEPTEMBER 30,       MARCH 31,
------------------------------------------------------------------------------------------
                                                            20001               2000
Per Share Operating Performance:
Net asset value at beginning of period                     $   1.00           $   1.00
                                                           --------           --------
Income from Investment Operations:
Net investment income                                        0.0267             0.0115
Less Distributions:
Dividends from net investment income                        (0.0267)           (0.0115)
                                                           --------           --------
Net asset value at end of period                           $   1.00             $ 1.00
                                                           ========           ========
Total Return                                                   2.70%              1.15%
Ratios to Average Net Assets:
Expenses                                                       1.29%2             1.38%2
Net investment income                                          5.22%2             4.14%2
Supplemental Data:
Net assets at end of period                                $536,737           $778,515
Number of shares outstanding
     at end of period                                       536,929            778,515

-----------
1 Unaudited.
2 Annualized.
3 Commencement of operations.


SEE NOTES TO FINANCIAL STATEMENTS.

FLAG INVESTORS CASH RESERVE PRIME SHARES
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

NOTE 1 -- ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     Deutsche Banc Alex. Brown Cash Reserve Fund, Inc. (the "Fund") began operations August 11, 1981. The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. Its objective is to seek as high a level of current income as is consistent with preservation of capital and liquidity.

     The Fund consists of three portfolios: the Prime Series, the Treasury Series and the Tax-Free Series. The Prime Series consists of six classes:
Deutsche Banc Alex. Brown Cash Reserve Prime Shares ("Prime Shares"), Flag Investors Cash Reserve Prime Shares Class A Shares ("Flag Investors Class A Shares"), Flag Investors Cash Reserve Prime Shares Class B Shares ("Flag Investors Class B Shares"), Flag Investors Cash Reserve Prime Shares Class C Shares ("Flag Investors Class C Shares"), Quality Cash Reserve Prime Shares ("Quality Cash Shares") and Deutsche Banc Alex. Brown Cash Reserve Prime Institutional Shares ("Prime Institutional Shares"). Shareholders can vote only on issues that affect the share classes they own. These financial statements are for the Prime Series.

     When preparing the Fund's financial statements, management makes estimates and assumptions to comply with accounting principles generally accepted in the United States. These estimates affect 1) the assets and liabilities that we report at the date of the financial statements; 2) the contingent assets and liabilities that we disclose at the date of the financial statements; and 3) the revenues and expenses that we report for the period. Our estimates could be different from the actual results. The Fund's significant accounting policies are:

    A. VALUATION OF SECURITIES -- Each portfolio has a weighted average maturity of 90 days or less. The Fund values portfolio securities on the basis of amortized cost, which is in accordance with Rule 2a-7 of the Investment Company Act of 1940 and which approximates market value. Using this method, the Fund initially values a security at its purchased cost. The Fund then values the investment at amortized cost assuming a constant amortization to maturity of any discount or premium.

FLAG INVESTORS CASH RESERVE PRIME SHARES
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 1 (CONCLUDED)
    B. REPURCHASE  AGREEMENTS  -- The  Prime  Series  may enter  into  tri-party repurchase agreements with broker-dealers and domestic banks. A repurchase agreement is a short-term investment in which the Fund buys a debt security that the broker agrees to repurchase at a set time and price. The third party, which is the broker's custodial bank, holds the collateral in a separate account until the repurchase agreement matures. The agreement ensures that the collateral's market value, including any accrued interest, is sufficient if the broker defaults. The Fund's access to the collateral may be delayed or limited if the broker defaults and the value of the collateral declines or if the broker enters into an insolvency proceeding.

    C. FEDERAL INCOME TAXES -- The Fund is organized as a regulated investment company. As long as it maintains this status and distributes to its shareholders substantially all of its taxable net investment income and net realized capital gains, it will be exempt from most, if not all, federal income and excise taxes. As a result, the Fund has made no provisions for federal income taxes. Each portfolio is treated as a separate entity for federal income tax purposes.

         The Fund determines its distributions according to income tax regulations, which may be different from accounting principles generally accepted in the United States. As a result, the Fund occasionally makes reclassifications within its capital accounts to reflect income and gains that are available for distribution under income tax regulations.

    D. SECURITIES TRANSACTIONS, INVESTMENT INCOME, DISTRIBUTIONS -- The Fund uses the trade date to account for securities transactions and the specific identification method for financial reporting and income tax purposes to determine the gain or loss on investments sold or redeemed. Interest income is recorded on an accrual basis and includes amortization of premiums and accretion of discounts. Dividends to shareholders are declared daily. Dividend distributions or reinvestments are made monthly.

    E. EXPENSES -- Operating expenses for each share class are recorded on an accrual basis, and are charged to that class' operations. If a Fund expense cannot be directly attributed to a share class, the expense is prorated among the classes that the expense affects and is based on the classes' relative net assets.

FLAG INVESTORS CASH RESERVE PRIME SHARES
--------------------------------------------------------------------------------
NOTE 2 -- INVESTMENT ADVISORY FEE, TRANSACTIONS WITH AFFILIATES AND OTHER FEES

     Investment Company Capital Corp. ("ICCC"), an indirect wholly owned subsidiary of Deutsche Bank AG, is the investment advisor to each series. Under the terms of the investment advisory agreement, the Fund pays ICCC a fee, calculated daily and paid monthly, at the following annual rates based upon the Fund's aggregate average daily net assets: .30% of the first $500 million, .26% of the next $500 million, .25% of the next $500 million, .24% of the next $1 billion, .23% of the next $1 billion and .22% of the amount over $3.5 billion. The Prime Series pays an additional fee that is calculated daily and paid monthly at the annual rate of .02% of its average daily net assets.

     ICCC also provides accounting services to the Fund. As compensation for these services, the Prime Series pays ICCC an annual fee that is calculated daily and paid monthly from its average daily net assets. The Prime Series paid $94,902, for accounting services for the six months ended September 30, 2000.

     ICCC also provides transfer agency services to the Fund. As compensation for its transfer agent services, the Prime series pays ICCC a per account fee that is calculated and paid monthly. The Prime Series paid $1,854,563 to ICCC for transfer agency services for the six months ended September 30, 2000.

     ICC Distributors, Inc. ("ICC Distributors"), provides distribution services to the Fund. As compensation for these services, the Flag Investors Class A Shares pay ICC Distributors an annual fee equal to 0.25% of average daily net assets. For the six months ended September 30, 2000, distribution fees for the Flag Investors Class A Shares aggregated $19,591. The Quality Cash Shares, Flag Investors Class B Shares and Flag Investors Class C Shares also pay ICC Distributors an annual fee for distribution services. This fee is equal to 0.60% of the Quality Cash Shares' aggregate average daily net assets or $188,826 for the six months ended September 30, 2000 and 1.00% (including a 0.25% shareholder servicing fee) of the Flag Investors Class B and Class C Shares' aggregate average daily net assets or $19,144 and a $1,858, respectively, for the six months ended September 30, 2000.

     ICCC may voluntarily waive a portion of its advisory or distribution fees for the Prime Series to preserve or enhance performance.

FLAG INVESTORS CASH RESERVE PRIME SHARES
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

NOTE 2 (CONCLUDED)
     The Fund's complex offers a retirement plan for eligible Directors. The actuarially computed pension expense/(credit) allocated to the Fund for the six months ended September 30, 2000 was $(21,859) for the Prime Series. The accrued liability at September 30, 2000 was $151,393 for the Prime Series.

     The Fund is authorized to issue up to 12.81 billion shares of $.001 par value capital stock (8.66 billion Prime Series, 1.55 billion Treasury Series,
2.25 billion Tax-Free Series and 350 million undesignated). Transactions in shares of the Prime Series were as follows:

     NOTE 3 -- CAPITAL STOCK AND SHARE INFORMATION

                                          FOR THE SIX            FOR THE
                                         MONTHS ENDED          YEAR ENDED
                                     SEPTEMBER 30, 20001    MARCH 31, 2000
                                     -------------------    --------------
 PRIME SERIES:
   SOLD:
     Prime Shares                        18,614,210,956    35,722,744,712
     Flag Investors Class A Shares          201,891,502       333,773,644
     Flag Investors Class B Shares            8,087,180        10,774,115
     Flag Investors Class C Shares              680,321         1,047,381
     Prime Institutional Shares           5,702,187,295     8,800,227,522
     Quality Cash Shares                    141,973,604       430,807,975
   ISSUED AS REINVESTMENT OF DIVIDENDS:
     Prime Shares                           148,110,433       191,935,470
     Flag Investors Class A Shares              295,647           564,622
     Flag Investors Class B Shares               84,279           131,700
     Flag Investors Class C Shares                6,669             1,722
     Prime Institutional Shares              13,712,696        19,239,279
     Quality Cash Shares                      1,651,536          3,348,365
   REDEEMED:
     Prime Shares                       (18,952,797,142)  (33,870,074,943)
     Flag Investors Class A Shares         (208,262,582)     (331,152,236)
     Flag Investors Class B Shares           (6,870,001)      (10,282,099)
     Flag Investors Class C Shares             (928,576)         (270,588)
     Prime Institutional Shares          (5,841,981,300)   (8,570,149,304)
     Quality Cash Shares                   (166,391,791)     (441,595,833)
                                        ---------------   ----------------
     Net increase                          (344,339,274)     2,291,071,504
                                        ===============   ================

-------
1 Unaudited.


26
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

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

DIRECTORS AND OFFICERS

                                 RICHARD T. HALE
                                    CHAIRMAN

                                 RICHARD R.BURT
                                    DIRECTOR

                               JOSEPH R. HARDIMAN
                                    DIRECTOR

                                  LOUIS E. LEVY
                                    DIRECTOR

                               EUGENE J. MCDONALD
                                    DIRECTOR

                                REBECCA W. RIMEL
                                    DIRECTOR

                                TRUMAN T. SEMANS
                                    DIRECTOR

                               ROBERT H. WADSWORTH
                                    DIRECTOR

                               CARL W. VOGT, ESQ.
                                    PRESIDENT

                                CHARLES A. RIZZO
                                    TREASURER

                                  AMY M. OLMERT
                                    SECRETARY

                                DANIEL O. HIRSCH
                               ASSISTANT SECRETARY

INVESTMENT OBJECTIVE

A money market fund designed to seek as high a level of current income as is consistent with preservation of capital and liquidity.

     This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus.

     For more complete information regarding other Flag Investors Funds, including charges and expenses, obtain a prospectus from your investment representative or directly from the Fund at 1-800-767-FLAG. Read it carefully before you invest.

                          [FLAG INVESTORS logo omitted]

                                 DOMESTIC EQUITY
                               Communications Fund
                              Emerging Growth Fund
                              Equity Partners Fund
                           Real Estate Securities Fund
                                    Top 50 US
                               Value Builder Fund

                              INTERNATIONAL EQUITY
                              European Mid-Cap Fund
                            International Equity Fund
                              Japanese Equity Fund
                                   Top 50 Asia
                                  Top 50 Europe
                                  Top 50 World

                                  FIXED INCOME
                          Managed Municipal Fund Shares
                         Short-Intermediate Income Fund
                      Total Return US Treasury Fund Shares

                                  MONEY MARKET
                            Cash Reserve Prime Shares

                                  P.O. Box 515
                            Baltimore, Maryland 21203
                                  800-767-FLAG

                              WWW.FLAGINVESTORS.COM

                                 Distributed by:
                             ICC DISTRIBUTORS, INC.

                                                                   CASHSA(11/00)